Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 02, 2025 USD ($) Options $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity-based incentive awards which are mainly comprised of stock options and restricted stock units are designed to align our interests with those of our employees and consultants, including our named executive officers. Our Compensation Committee has responsibility for granting equity-based incentive awards to our named executive officers. Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. Our executives generally are awarded an initial new hire grant upon commencement of employment. Additional grants may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance.

The following table presents information required by Item 402(x)(2) of Regulation S-K regarding stock options issued to our named executive officers in fiscal year 2025 during the period beginning four business days before and ending one business day after the filing of a Current Report on Form 8-K that disclosed material non-public information:

Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
		Number of			immediately prior to the disclosure of
		Securities	Option	Grant date fair	material nonpublic information and the
	Option	Underlying	Exercise	value of the	trading day beginning immediately
	Grant	the Options	Price	Options	following the disclosure of material
Name	Date	(#)	($/Sh)	($)	non public information
Dane C. Andreeff	7/2/2025	52,400	9.76	458,814	(5.7%)
Jeffrey S. Mathiesen	7/2/2025	26,200	9.76	229,407	(5.7%)

Award Timing Method	Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. Our executives generally are awarded an initial new hire grant upon commencement of employment. Additional grants may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
		Number of			immediately prior to the disclosure of
		Securities	Option	Grant date fair	material nonpublic information and the
	Option	Underlying	Exercise	value of the	trading day beginning immediately
	Grant	the Options	Price	Options	following the disclosure of material
Name	Date	(#)	($/Sh)	($)	non public information
Dane C. Andreeff	7/2/2025	52,400	9.76	458,814	(5.7%)
Jeffrey S. Mathiesen	7/2/2025	26,200	9.76	229,407	(5.7%)

Dane C. Andreeff [Member]
Awards Close in Time to MNPI Disclosures
Name		Dane C. Andreeff
Underlying Securities | Options		52,400
Exercise Price | $ / shares		$ 9.76
Fair Value as of Grant Date | $		$ 458,814
Underlying Security Market Price Change		(5.7)
Jeffrey S. Mathiesen [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffrey S. Mathiesen
Underlying Securities | Options		26,200
Exercise Price | $ / shares		$ 9.76
Fair Value as of Grant Date | $		$ 229,407
Underlying Security Market Price Change		(5.7)